CONTRACT ACCOUNTING	12 Months Ended
Dec. 31, 2020
Contractors [Abstract]
CONTRACT ACCOUNTING

NOTE 9 – CONTRACT ACCOUNTING

Contract Assets

Contract assets on uncompleted contracts represent costs and estimated earnings in excess of billings and/or cash received on uncompleted contracts accounted for under the percentage of completion contract method.

At December 31, 2020 and 2019, contract assets on uncompleted contracts consisted of the following:

	2020	2019
Costs and estimated earnings recognized	$4,152,850	$3,700,124
Less: Billings or cash received	(4,050,392)	(2,324,204)
Contract Assets	$102,458	$1,375,920

Contract Liabilities

Contract liabilities on uncompleted contracts represent billings and/or cash received that exceed accumulated revenues recognized on uncompleted contracts accounted for under the percentage of completion contract method.

At December 31, 2020 and 2019, contract liabilities on uncompleted contracts consisted of the following:

	2020	2019
Billings and/or cash receipts on uncompleted contracts	$2,978,007	$35,665
Less: Costs and estimated earnings recognized	(2,268,454)	(27,004)
Contract Liabilities	$709,553	$8,661